Right-of-Use Assets and Lease Liabilities (Details) - Schedule of lease liabilities and the movements during the years - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Lease Liabilities And The Movements During The Years Abstract
At beginning of year	$ 38,153	$ 63,526
Additions to lease liabilities	427,672	72,326
Interest charged	11,550	6,127
Payment made	(109,219)	(69,609)
Disposals		(40,559)
Exchange realignment	591	6,342
At end of year	$ 368,747	$ 38,153